DISCLOSURES ABOUT FAIR VALUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

March 31, 2013
Assets:
Available-for-sale securities	$33,185	$31,685	$1,500	$-

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

	Fair Value Measurement Using
	Recorded value	Quoted prices in active markets of identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

December 31, 2011
Assets:
Available-for-sale securities	$318,353	$316,853	$1,500	$-